Debt - Maturities of Debt Financings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-term Debt [Abstract]
2024	$ 6,211,679
2025	5,958,382
2026	8,491,596
2027	6,795,888
2028	7,744,105
Thereafter	11,493,882
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	46,695,532
Amortization of debt issuance costs, debt discount, debt premium and lease premium	$ 75,000	$ 82,000	$ 66,000